Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 61.4	$ 41.4	$ 70.1	$ (94.6)	$ (485.2)
Adjustments to reconcile Net income / (loss) to Net cash from operating activities
Depreciation and amortization	34.2	62.4	50.2	106.9	132.3
Amortization of deferred financing costs	4.3	4.4	5.5	3.6	5.6
Unrealized loss (gain) on derivatives			(0.2)	(1.7)	(4.3)
Deferred income taxes	(8.7)	(17.8)	(9.1)	(22.2)	(306.2)
Charge for early redemption of debt	44.9	6.4	6.5	3.3	3.1
Impairment of Long-Lived Assets Held-for-use	0.0	2.8	2.8	0.0	23.9
Impairment of Long-Lived Assets Held-for-use, Including Discontinued Operation			2.8	175.8	859.0
Gain (Loss) on Disposition of Business	(0.1)	13.2	13.3	(14.0)	(49.2)
Gain (Loss) on Disposition of Business			11.7	0.0	0.0
Loss / (Gain) on asset disposal, net	0.9	(0.6)	(2.0)	16.1	(0.1)
Changes in certain assets and liabilities:
Accounts receivable	18.0	34.4	45.7	18.1	25.6
Inventories	(3.2)	14.7	14.8	7.7	32.0
Taxes applicable to subsequent years	56.2	57.7	0.1	2.3	0.2
Deferred regulatory costs, net	2.9	(4.1)	(9.2)	(23.7)	4.1
Accounts payable	(5.1)	(17.4)	(16.3)	(36.3)	15.1
Accrued taxes payable	(71.0)	(47.1)	37.4	(3.7)	45.1
Accrued interest payable	12.9	13.4	(2.1)	(1.3)	(3.7)
Pension, retiree and other benefits	(9.3)	(4.0)	(3.4)	4.7	3.0
Insurance and claims costs			1.1	(2.4)	(0.5)
Other	(2.0)	(6.9)	0.7	(6.9)	(8.8)
Net cash provided by operating activities	136.3	152.9	205.9	131.7	267.1
Cash flows from investing activities:
Capital expenditures	(122.4)	(75.8)	(103.6)	(121.5)	(148.5)
Proceeds from Divestiture of Businesses	0.0	234.9
Proceeds from disposal and sale of business			234.9	70.1	0.0
Payments for Removal Costs	0.0	(14.5)	(14.5)	0.0	0.0
Proceeds from Sale of Property, Plant, and Equipment	0.0	10.6	10.6	0.1	0.2
Insurance proceeds	0.0	2.8	3.0	12.3	6.3
Payments to Acquire Intangible Assets	3.6	0.0
Other investing activities, net	0.1	(0.5)	(0.5)	(0.3)	0.5
Net cash provided by / (used in) investing activities	(125.9)	157.5	129.9	(39.3)	(141.5)
Cash flows from financing activities:
Deferred financing costs	(9.2)	0.0	0.0	0.0	(8.6)
Preferred Stock, Redemption Amount			0.0	0.0	(23.5)
Retirement of debt	(978.0)	(239.4)	(240.5)	(159.5)	(577.8)
Premium paid for early redemption of debt	(0.2)	0.0	0.0	(0.1)	0.0
Issuance of long-term debt	821.7	0.0	0.0	0.0	442.8
Borrowings from revolving credit facilities	133.0	30.0	30.0	102.5	15.0
Repayment of borrowings from revolving credit facilities	(35.0)	(40.0)	(40.0)	(92.5)	(15.0)
Net cash from financing activities	(67.7)	(249.4)	(250.5)	(149.6)	(167.1)
Net Cash Provided by (Used in) Discontinued Operations	0.0	1.5	1.5	27.5	15.8
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(57.3)	62.5
Cash and cash equivalents:
Net increase / (decrease) in cash			86.8	(29.7)	(25.7)
Restricted Cash and Cash Equivalents	54.4	87.4	111.7	24.9	54.6
Supplemental cash flow information:
Interest paid, net of amounts capitalized	47.1	55.2	93.7	105.2	103.8
Income taxes paid / (refunded), net			(1.4)	0.0	0.3
Proceeds from Income Tax Refunds	1.3	(2.0)
Non-cash financing and investing activities:
Accruals for capital expenditures	2.3	7.6	10.4	12.9	16.2
Non-cash Proceeds from Sale of Business	0.0	4.1	4.1	0.0	0.0
Non-cash capital contribution	$ 2.7	$ 30.2	$ 40.0	$ 97.1	$ 0.0